TRADE RECEIVABLES, NET (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables Net
Beginning balance	$ 1,256	$ 1,432
Provision for the year	282	323
Derecognition of bad debts	(437)	(499)
Ending balance	$ 1,101	$ 1,256